Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan
Delinquent Participant Contributions
Delinquent Participant Contributions

6.  Delinquent Participant Contributions

As reported on the supplemental schedule of delinquent contributions (Schedule H, Line 4a), the Plan remitted certain participant contributions and loan repayments to the Trustee outside the time period required by the Department of Labor Regulation 2510.3-102 during 2025. These transactions constitute non-exempt party-in-interest transactions or prohibited transactions as defined by ERISA. Subsequent to December 31, 2025, the Plan remitted lost earnings, including interest, related to the 2025 delinquent contributions.